Operating Segments - Information on geographical areas (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of geographical areas [line items]
Operating income(expense)	₩ 4,430,524	$ 3,515,731	₩ 3,659,749	₩ 2,080,394
Major non-current assets	5,685,387		5,684,768
Domestic customers
Disclosure of geographical areas [line items]
Operating income(expense)	3,835,809		3,288,341	1,869,516
Major non-current assets	5,152,033		5,201,838
Foreign customers
Disclosure of geographical areas [line items]
Operating income(expense)	594,715		371,408	₩ 210,878
Major non-current assets	₩ 533,354		₩ 482,930